Other current and non-current financial liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands		6 Months Ended
	Feb. 28, 2023 USD ($) shares $ / shares	Jun. 30, 2023 EUR (€) tranche	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options, current | €		€ 23,373		€ 0
Written put options, noncurrent | €		151,320		€ 178,766
Warrant redemption | €		4,409	€ 0
Number of shares issued for warrant exercise (in shares) | shares	5,761,067
Warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments vested in share-based payment arrangement (in shares) | shares	408,667
Exercise price of warrants (in USD per share) | $ / shares	$ 11.50
Warrant redemption | $	$ 4,700,000
Number of warrants exercised on a cashless basis (in shares) | shares	19,322,846
Warrants exchanged for ordinary shares (in shares) | shares	0.277
Percent of outstanding warrants exercised	98.00%
Percent of outstanding warrants exercised for cash	2.00%
Percent of outstanding warrants exercised on a cashless basis	96.00%
Number of other equity instruments outstanding (in shares) | shares	385,123
Payments to acquire or redeem entity's shares | $	$ 38,500
Public warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares) | shares				13,416,636
Public warrants | Equals or exceeds USD10.00 per share (in USD per share)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption price per warrant (in USD per share) | $ / shares	$ 0.10
Private placement warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares) | shares				6,700,000
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put option | €		154,824
Written put options, current | €		23,373		€ 0
Written put options, noncurrent | €		131,451		155,551
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options, noncurrent | €		€ 19,869		€ 23,215
Written put options | Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%
Written put options | Thom Browne | MrThom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche		2
Written put options | Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		35.00%
Number of tranches for the right to exercise a sale option | tranche		2